Other Current Assets - Summary of Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Miscellaneous current assets [abstract]
Development properties	¥ 18,058	$ 2,608	¥ 16,729